Schedule of Investments
February 28, 2022 (unaudited)
Towpath Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 87.11%

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.25%
Carter's, Inc.	5,600	541,408

Biological Products (No Diagnostic Substances) - 3.90%
Amgen, Inc.	2,620	593,378
Gilead Sciences, Inc.	5,700	344,280

		937,658

BioTech & Pharma - 0.39%
Sanofi SA ADR	1,800	94,410

Computer & Office Equipment - 2.52%
HP, Inc.	17,620	605,423

Crude Petroleum & Natural Gas - 2.86%
Shell PLC-ADR (2)	13,100	686,309

Fire, Marine & Casualty Insurance - 2.45%
Allstate Corp.	4,805	587,940

Footwear (No Rubber) - 1.97%
Steven Madden Ltd.	11,100	473,526

Gold and Silver Ores - 2.21%
Newmont Corp.	8,008	530,130

Leather & Leather Products- 1.62%
Tapestry, Inc.	9,500	388,550

Life Insurance - 1.19%
Reinsurance Group of America, Inc.	2,590	287,127

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 1.07%
Kontoor Brands, Inc.	5,200	257,608

Metal Mining - 1.57%
Rio Tinto Group PLC ADR (2)	4,800	377,184

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.24%
Energizer Holdings, Inc.	8,910	297,505

Motor Vehicle Parts & Accessories - 4.31%
Gentex Corp.	21,320	645,356
Magna International, Inc. Class A	5,270	391,403

		1,036,759

National Commercial Banks - 4.91%
Bank of America Corp.	10,970	484,874
Capital One Financial Corp.	3,160	484,333
Regions Financial Corp.	8,750	211,663

		1,180,870

Petroleum Refining - 2.69%
Valero Energy Corp.	7,730	645,532

Pharmaceutical Preparations - 10.79%
Bristol Myers Squibb Co.	9,140	627,643
GlaxoSmithKline PLC ADR	19,180	802,875
Novartis AG (2)	5,400	472,284
Prestige Consumer Healthcare, Inc. (2)	11,615	691,441

		2,594,243

Retail-Catalog & Mail-Order Houses - 0.79%
Amazon.com, Inc. (2)	62	190,418

Retail-Furniture Stores - 0.44%
Haverty Furniture Companies, Inc.	3,700	105,117

Retail-Family Clothing Store - 1.90%
Ross Stores, Inc.	5,000	456,950

Retail-Family Clothing Store - 1.39%
Genesco, Inc. (2)	5,200	333,580

Security Brokers, Dealers & Flotation Companies - 1.39%
The Charles Schwab Corp. (2)	10,440	881,762

Services-Business Services, NEC - 1.51%
Ebay, Inc.	6,640	362,478

Services-Computer Programming, Data Processing, Etc. - 7.14%
Alphabet, Inc. Class A (2)	543	1,466,719
Meta Platforms, Inc. Class A (2)	1,185	250,071

		1,716,790

Services-Help Supply Services - 0.76%
Barrett Business Services, Inc.	3,053	183,638

Services-Medical Laboratories - 2.40%
Quest Diagnostics, Inc.	4,400	577,588

Services- Prepackaged Software - 1.93%
Check Point Software Technologies Ltd. (2)	3,200	463,616

Ship & Boat Building & Repairing - 1.53%
Huntington Ingalls Industries, Inc.	1,800	367,920

State Commercial Banks - 7.88%
Atlantic Union Bankshares Corp.	20,659	839,375
Bank of New York Mellon Corp.	19,830	1,053,965

		1,893,340

Telephone Communications (No Radiotelephone) - 1.43%
Verizon Communications, Inc.	6,400	343,488

Wholesale-Drugs Proprietaries & Druggists' Sundries - 6.40%
AmerisourceBergen Corp.	5,290	753,984
McKesson Corp.	2,850	783,636

		1,537,620

Total Common Stock	(Cost $ 16,211,069)	20,936,487

Money Market Fund - 12.81%

First American Government Obligations Fund Class X, 0.06%	3,079,296	3,079,296

Total Money Market Fund	(Cost $ 3,079,926)	3,079,296

Total Investments - 99.92%	(Cost $ 19,290,365)	24,015,783

Other Assets Less Liabilities (0.08%)		20,087

Total Net Assets - 100.00%		24,035,870

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$24,015,783	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$24,015,783	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at February 28, 2022.